Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 642,432	$ 101,615	¥ 935,462
Current	573,259	90,674	868,193
Non-current	69,173	10,941	67,269
Unfulfilled service-type maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	209,773	33,180	179,723
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 432,659	$ 68,435	¥ 755,739